Significant Accounting Policies - Property, Plant and Equipment, Narrative (Details)	12 Months Ended
Dec. 31, 2018
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life	50 years
Plant and machinery | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life	3 years
Plant and machinery | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life	25 years
Furniture, fixtures and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life	3 years
Furniture, fixtures and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life	25 years